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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number: ____________
   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Bain Capital Fund VI, L.P.*
Address:              111 Huntington Avenue
                      Boston, MA 02199
Form 13F File Number: 028-11264

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer of Bain
       Capital Investors, LLC, which is the general partner of Bain Capital Partners VI, L.P., which is the general partner of Bain Capital Fund VI, L.P.
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

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

/s/ Michael F. Goss                   Boston, Ma                  8/14/06
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[Signature]                           [City, State]               [Date]
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* The report on Form 13F for the period ended June 30, 2006 for Bain Capital
  Fund VI, L.P. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VI, L.P., which is the general partner of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

             Form 13F File Number   Name
             28-11185               Bain Capital Investors, LLC
             28-11188               Bain Capital Partners VI, L.P.